Structured entities - Nature and risks associated with interests in unconsolidated structured entities (Details) £ in Millions	Dec. 31, 2023 GBP (£) entity	Dec. 31, 2022 GBP (£) entity		Dec. 31, 2021 GBP (£)
Disclosure of unconsolidated structured entities [line items]
– trading assets	£ 100,696	£ 79,878	[1]	£ 83,706
– financial assets designated and otherwise mandatorily measured at fair value	19,068	15,881	[1]	18,649
– loans and advances to banks	14,371	17,109	[1]	10,784
– loans and advances to customers	75,491	72,614	[1]	£ 91,177
– financial investments	£ 4,393	£ 3,464
Total
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	2,612	2,460
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	£ 10,607	£ 10,241
– trading assets	11	105
– financial assets designated and otherwise mandatorily measured at fair value	9,098	8,534
– loans and advances to banks	0
– loans and advances to customers	1,086	1,169
– financial investments	5	5
– other assets	407	428
Total liabilities in relation to the group’s interests in the unconsolidated structured entities	5	4
Other off-balance sheet commitments	541	629
Maximum exposure	£ 11,143	£ 10,866
Total | 0 – 400
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1,145	1,135
Total | 400 – 1,500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	926	814
Total | 1,500 – 4,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	363	323
Total | 4,000 – 20,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	169	171
Total | 20,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	9	17
Securitisations
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	2	3
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	£ 128	£ 220
– trading assets	0	0
– financial assets designated and otherwise mandatorily measured at fair value	0	0
– loans and advances to banks	0
– loans and advances to customers	128	220
– financial investments	0	0
– other assets	0	0
Total liabilities in relation to the group’s interests in the unconsolidated structured entities	0	0
Other off-balance sheet commitments	27	34
Maximum exposure	£ 155	£ 254
Securitisations | 0 – 400
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1	2
Securitisations | 400 – 1,500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1	1
Securitisations | 1,500 – 4,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Securitisations | 4,000 – 20,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Securitisations | 20,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
HSBC managed funds
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	259	248
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	£ 5,808	£ 4,671
– trading assets	1	1
– financial assets designated and otherwise mandatorily measured at fair value	5,802	4,665
– loans and advances to banks	0
– loans and advances to customers	0	0
– financial investments	5	5
– other assets	0	0
Total liabilities in relation to the group’s interests in the unconsolidated structured entities	5	4
Other off-balance sheet commitments	0	0
Maximum exposure	£ 5,803	£ 4,667
HSBC managed funds | 0 – 400
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	154	155
HSBC managed funds | 400 – 1,500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	50	55
HSBC managed funds | 1,500 – 4,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	34	19
HSBC managed funds | 4,000 – 20,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	20	16
HSBC managed funds | 20,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1	3
Non-HSBC managed funds
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	2,337	2,196
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	£ 3,793	£ 4,425
– trading assets	10	104
– financial assets designated and otherwise mandatorily measured at fair value	3,296	3,869
– loans and advances to banks	0
– loans and advances to customers	487	452
– financial investments	0	0
– other assets	0	0
Total liabilities in relation to the group’s interests in the unconsolidated structured entities	0	0
Other off-balance sheet commitments	514	571
Maximum exposure	£ 4,307	£ 4,996
Non-HSBC managed funds | 0 – 400
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	977	966
Non-HSBC managed funds | 400 – 1,500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	874	757
Non-HSBC managed funds | 1,500 – 4,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	329	304
Non-HSBC managed funds | 4,000 – 20,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	149	155
Non-HSBC managed funds | 20,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	8	14
Other
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	14	13
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	£ 878	£ 925
– trading assets	0	0
– financial assets designated and otherwise mandatorily measured at fair value	0	0
– loans and advances to banks	0
– loans and advances to customers	471	497
– financial investments	0	0
– other assets	407	428
Total liabilities in relation to the group’s interests in the unconsolidated structured entities	0	0
Other off-balance sheet commitments	0	24
Maximum exposure	£ 878	£ 949
Other | 0 – 400
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	13	12
Other | 400 – 1,500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1	1
Other | 1,500 – 4,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Other | 4,000 – 20,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Other | 20,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.